Longterm deposits	6 Months Ended
Mar. 31, 2024
Longterm deposits
Long-term deposits

Note 9 – Long-term deposits

Long-term deposits consisted of the following:

	March 31,	September 30,
	2024	2023
	(unaudited)
Construction deposit (a)	$831,129	$822,505
Deposit for acquisition of land use rights (b)	276,997	274,123
Long-term deposits	$1,108,126	$1,096,628

(a)

On June 25, 2020, the Company entered into a construction agreement with a third party, Manzhouli Lancheng Project Management Co., Ltd., for the first stage of construction of the Company’s new facility in Manzhouli City, China. Pursuant to the agreement, the Company made a payment of RMB6 million (equivalent to $831,129 as of March 31, 2024) as a security deposit. The deposit is interest-free and is refundable upon the completion of the project.

(b)

The Company paid a deposit of RMB2 million (equivalent to $276,997 as of March 31, 2024) to the Finance Bureau designated by the Tahe County Land and Resources Bureau, to bid for the acquisition of the land use rights for the land which the Company leases from Tahe County and where Biopower Plant is currently located. The deposit is interest-free and refundable if the Company decides not to purchase the land use rights when the lease expires in April 2029.